Remuneration and other benefits paid to the Bank’s directors and senior managers - Deferred variable remuneration systems (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) shares trading_session annuity payment_portion credit_institution metric	Dec. 31, 2021 EUR (€)	Dec. 31, 2014
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Deferred payment, number of annuities | annuity	3
Maximum achievement ratio	125.00%
Directors
Disclosure of transactions between related parties [line items]
Cash paid, deferred | €	€ 1,827	€ 2,586
Directors | Ana Botín
Disclosure of transactions between related parties [line items]
Cash paid, deferred | €	1,102	1,550
Directors | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Cash paid, deferred | €	726	1,037
Retired executive directors
Disclosure of transactions between related parties [line items]
Cash paid, deferred | €	€ 702	€ 1,213
Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Deferred payment, percentage paid in cash and shares	40.00%
Number of trading sessions | trading_session	15
Deferred payment, number of payment portions | payment_portion	5
Deferred payment, ROE objective, weight	40.00%
Deferred payment, TSR objective, number of peer credit institutions | credit_institution	9
Deferred payment, TSR objective, weight	40.00%
Deferred payment, ESG objective, number of metrics | metric	5
Deferred payment, ESG objective, weight	20.00%
Deferred payment, number of annuities | annuity	3
Deferred payment, percentage paid in cash	50.00%
Deferred payment, percentage paid in shares	50.00%
Deferred variable compensation plan linked to multiannual objectives | Maximum
Disclosure of transactions between related parties [line items]
Deferral period	5 years
Deferred variable compensation plan linked to multiannual objectives | Directors
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Number of trading sessions | trading_session	15
Deferred conditional variable renumeration plans up to 2014
Disclosure of transactions between related parties [line items]
Deferral period			3 years
2022 variable remuneration | Directors | Ana Botín | Maximum
Disclosure of transactions between related parties [line items]
Options granted (in shares) | shares	1,575,335
2022 variable remuneration | Directors | Ana Botín | Maximum | PagoNxt
Disclosure of transactions between related parties [line items]
RSU granted (in shares) | shares	12,646
2022 variable remuneration | Directors | José Antonio Álvarez | Maximum
Disclosure of transactions between related parties [line items]
Options granted (in shares) | shares	1,063,316
2022 variable remuneration | Directors | José Antonio Álvarez | Maximum | PagoNxt
Disclosure of transactions between related parties [line items]
RSU granted (in shares) | shares	8,527